Intangible Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cost	$ 10,018,484	$ 10,018,484
Accumulated Amortization	9,778,613	4,237,814
Net Book Value	239,871	6,924,982
Customer Relationship [Member]
Cost	$ 1,834,692	$ 1,834,692
Estimated Life	4 years	4 years
Accumulated Amortization	$ 1,834,692	$ 401,339
Net Book Value	0	1,433,353
Trade Name [Member]
Cost	$ 383,792	$ 383,792
Estimated Life	5 years	5 years
Accumulated Amortization	$ 143,921	$ 67,163
Net Book Value	239,871	316,629
Online sales channels [Member]
Cost	$ 1,800,000	$ 1,800,000
Estimated Life	2 years	2 years
Accumulated Amortization	$ 1,800,000	$ 1,125,000
Net Book Value	0	675,000
Vender relationships [Member]
Cost	$ 6,000,000	$ 6,000,000
Estimated Life	5 years	5 years
Accumulated Amortization	$ 6,000,000	$ 1,500,000
Net Book Value	$ 0	$ 4,500,000